UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/17 to 12/31/17

January 1, 2017 – December 31, 2017

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Christopher J. Abate

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) []

[ ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

___________________

(Central Index Key Number of Depositor)

___________________

(Exact Name of Issuing Entity as Specified in Its Charter)

___________________

(Central Index Key Number of Issuing Entity (if applicable))

___________________

(Central Index Key Number of Underwriter (if applicable))

___________________

(Name and Telephone Number, Including Area Code, of Person to Contact in Connection with this Filing)

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc. (the “Securitizer”) hereby makes its annual filing to disclose the repurchase requests across all trusts that it has received during the calendar year beginning January 1, 2017 and ending December 31, 2017 (the “Calendar Year”).

For the reporting period beginning October 1, 2017 and ending December 31, 2017 (the “Fourth Quarter”), there was no activity to report pursuant to Rule 15Ga-1(c)(2)(i).

Except for the one loan which was the subject of a demand to repurchase during the reporting period beginning April 1, 2017 and ending June 30, 2017 (the “Second Quarter”), as reported on a Form ABS-15G that was dated and filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2017, the repurchase of which loan was completed during the reporting period beginning July 1, 2017 and ending September 30, 2017 (the “Third Quarter”), as reported on a Form ABS-15G that was dated and filed with the SEC on November 13, 2017, the Securitizer had no repurchase activity to report for the Calendar Year.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 9, 2018

RWT HOLDINGS, INC.

By:	/s/ Christopher J. Abate
	Name:	Christopher J. Abate
	Title:	President and CFO